SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Jul. 11, 2024 shares	Mar. 22, 2024 USD ($)	Dec. 06, 2021 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 20, 2024 EUR (€)
Shares new issues | shares			2,000
Cash, FDIC Insured Amount										$ 250,000
Cash, Uninsured Amount										586,013	$ 0
Allowance for credit losses						$ 0		$ 0		0	0
Depreciation								81,590	$ 38,321	6,502
Accumulated depreciation						88,903		88,903		6,503
Revenues						565,400	$ 1,054,161	2,661,253	2,823,601	3,668,926
Net income (loss) of non-controlling interest						5,229	(62,800)	229,073	(185,556)	227,061	(294,411)
Net loss of non-controlling interest						(5,229)	$ 62,800	(229,073)	$ 185,556	(227,061)	294,411
Reverse stock split	1-for-10	reverse stock split at a ratio of 1-for-10.
Payment received from related party										4,197	$ 45,556
Excess of FDIC insurance limit						1,177,368		1,177,368		586,446
Inventory adjustments						$ 0		$ 0		$ 0
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares										114,000	0
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares										15,978	70,000
Customers Via Website [Member]
Revenues										$ 3,668,926	$ 0
Rollover Agreement [Member] | MGO Team LLC [Member]
Non-controlling interest, percentage					11.82%
Shares new issues | shares					881,800
Rollover Agreement [Member] | M G O Team 1 L L C [Member]
Non-controlling interest, percentage					11.82%
Shares new issues | shares					881,800
License Agreement [Member]
Payment due | €												€ 1,500,000
Payment received from related party				$ 2,000,000